Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following tables reconcile the segment activity, adjusted for the Transition Property to consolidated net loss for the periods presented:

	Three Months Ended June 30,				Six Months Ended June 30,
	2020				2020
(In thousands)	Medical Office Buildings	Triple-Net Leased Healthcare Facilities (1)	Seniors Housing — Operating Properties (1)	Consolidated	Medical Office Buildings	Triple-Net Leased Healthcare Facilities (1)	Seniors Housing — Operating Properties (1)	Consolidated
Revenue from tenants	$25,788	$5,218	$63,658	$94,664	$52,160	$9,929	$132,810	$194,899
Property operating and maintenance	7,430	2,588	49,770	59,788	15,040	4,062	102,409	121,511
NOI	$18,358	$2,630	$13,888	34,876	$37,120	$5,867	$30,401	73,388
Impairment charges				(13,793)				(31,831)
Operating fees to related parties				(5,936)				(11,985)
Acquisition and transaction related				(178)				(505)
General and administrative				(4,730)				(11,460)
Depreciation and amortization				(20,183)				(40,378)
Interest expense				(12,580)				(25,837)
Interest and other income				36				41
Gain on sale of real estate investments				—				2,306
Gain on non-designated derivatives				8				24
Income tax benefit (expense)				332				—
Net loss attributable to non-controlling interests				87				174
Preferred stock dividends				(750)				(1,492)
Net loss attributable to stockholders				$(22,811)				$(47,555)
_________
(1) The results of operations from the Transition Property are presented within the Seniors Housing — Operating Properties segment for the six months ended June 30, 2020.

	Three Months Ended June 30,				Six Months Ended June 30,
	2019				2019
(In thousands)	Medical Office Buildings	Triple-Net Leased Healthcare Facilities (1)	Seniors Housing — Operating Properties (1)	Consolidated	Medical Office Buildings	Triple-Net Leased Healthcare Facilities (1)	Seniors Housing — Operating Properties (1)	Consolidated
Revenue from tenants	$25,066	$3,462	$67,759	$96,287	$50,324	$6,997	$127,684	$185,005
Property operating and maintenance	8,021	388	50,395	58,804	14,968	799	95,836	111,603
NOI	$17,045	$3,074	$17,364	37,483	$35,356	$6,198	$31,848	73,402
Impairment charges				(19)				(19)
Operating fees to related parties				(5,826)				(11,594)
Acquisition and transaction related				(31)				(49)
General and administrative				(4,314)				(10,612)
Depreciation and amortization				(20,299)				(40,984)
Interest expense				(12,806)				(26,749)
Interest and other income				—				4
Gain on sale of real estate investment				—				6,078
Loss on non-designated derivative instruments				(5)				(48)
Income tax benefit (expense)				(297)				(635)
Net income attributable to non-controlling interests				60				41
Net loss attributable to stockholders				$(6,054)				$(11,165)
_______________
(1) The results of operations from the Transition Property are presented within the Seniors Housing — Operating Properties segment for the six months ended June 30, 2019.

The following table reconciles the segment activity to consolidated total assets as of the periods presented:

(In thousands)	June 30, 2020	December 31, 2019
ASSETS
Investments in real estate, net:
Medical office buildings	$895,253	$891,477
Triple-net leased healthcare facilities (1)	291,184	305,250
Seniors housing — operating properties (1)	966,361	856,864
Total investments in real estate, net	2,152,798	2,053,591
Assets held for sale	10,788	70,839
Cash and cash equivalents	83,525	95,691
Restricted cash	16,248	15,908
Derivative assets, at fair value	74	392
Straight-line rent receivable, net	22,867	21,182
Operating lease right-of-use assets	14,319	14,351
Prepaid expenses and other assets	35,893	39,707
Deferred costs, net	13,937	13,642
Total assets	$2,350,449	$2,325,303
______________________
(1) The Transition Property is presented within the Seniors Housing — Operating Properties segment as of June 30, 2020 and December 31, 2019.
(2) Included in the triple net leased healthcare facilities segment.
The following table reconciles capital expenditures by reportable business segment, excluding corporate non-real estate expenditures, for the periods presented:

	Three Months Ended June 30,		Six Months Ended June 30,
(In thousands)	2020	2019	2020	2019
Medical office buildings	$511	$1,537	$2,812	$1,734
Triple-net leased healthcare facilities	7	—	3,692	17
Seniors housing — operating properties (1)	2,148	2,865	7,260	4,416
Total capital expenditures	$2,666	$4,402	$13,764	$6,167

______________________
(1) The results of operations from the Transition Property are presented within the Seniors Housing — Operating Properties segment for the three and six months ended June 30, 2020 and 2019.